Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2017
EARNINGS (LOSSES) PER SHARE [Abstract]
Earnings (Losses) Per Share

24. EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the years indicated (in thousands except per share data):

	For the year ended December 31,
	2015	2016	2017
Numerator:
Net income attributable to Changyou.com Limited	$212,784	$144,947	$108,834
Numerator for basic earnings per share	212,784	144,947	108,834
Numerator for diluted earnings per share	212,784	144,936	108,838
Denominator:
Weighted average number of ordinary shares outstanding — basic	104,924	104,560	105,188
Incremental shares from treasury stock method	838	1,718	1,382

Weighted average number of ordinary shares outstanding — diluted	105,762	106,278	106,570

Basic net income per share	$2.03	$1.39	$1.03
Diluted net income per share	$2.01	$1.36	$1.02

As of December 31, 2015, 2016 and 2017, no outstanding non-vested restricted shares and share options were excluded from the computation of dilutive income per share for the years ended December 31, 2015, 2016 and 2017. The dilutive effects of restricted shares and share options are calculated using the treasury stock method.